CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated deficit CNY (¥)	USD ($) shares	CNY (¥) shares
Beginning balance at Dec. 31, 2016	¥ 75		¥ 933,272	¥ 29,457	¥ (8,166,404)		¥ (7,203,600)
Beginning balance, issued (in shares) at Dec. 31, 2016 | shares	119,512,300
Beginning balance, Outstanding (in shares) at Dec. 31, 2016 | shares	119,512,300
Increase (Decrease) in Stockholders' Equity
Share-based awards provided to employees	¥ 1		125,568				125,569
Share-based awards provided to employees, issued (in shares) | shares	1,065,734
Share-based awards provided to employees, Outstanding (in shares) | shares	1,065,734
Share-based awards provided to employees of consolidated group of CreditEase			65,014		(65,014)
Share-based awards provided to employees of consolidated group of CreditEase, issued (in shares) | shares	765,390
Share-based awards provided to employees of consolidated group of CreditEase, Outstanding (in shares) | shares	765,390
Dividends to shareholders					(605,238)		(605,238)
Foreign currency translation adjustment				(17,979)			(17,979)
Unrealized (losses)/gains on available-for-sale investments				(411)			(411)
Net (loss)/income					(188,074)		(188,074)	[1]
Ending balance at Dec. 31, 2017	¥ 76		1,123,854	11,067	(9,024,730)		(7,889,733)
Ending balance, issued (in shares) at Dec. 31, 2017 | shares	121,343,424
Ending balance, Outstanding (in shares) at Dec. 31, 2017 | shares	121,343,424
Increase (Decrease) in Stockholders' Equity
Share-based awards provided to employees	¥ 1		119,997				119,998
Share-based awards provided to employees, issued (in shares) | shares	1,130,708
Share-based awards provided to employees, Outstanding (in shares) | shares	1,130,708
Share-based awards provided to employees of consolidated group of CreditEase			50,117		(50,117)
Share-based awards provided to employees of consolidated group of CreditEase, issued (in shares) | shares	658,710
Share-based awards provided to employees of consolidated group of CreditEase, Outstanding (in shares) | shares	658,710
Dividends to shareholders					(106,626)		(106,626)
Repurchase of ordinary shares		¥ (254)					(254)
Repurchase of ordinary shares (in shares) | shares	4,000	4,000
Foreign currency translation adjustment				7,737			7,737
Unrealized (losses)/gains on available-for-sale investments				(2,414)			(2,414)
Net (loss)/income					1,579,810		1,579,810	[1]
Ending balance at Dec. 31, 2018	¥ 77	¥ (254)	1,293,968	16,390	(1,673,594)		¥ (363,413)	[1]
Ending balance, issued (in shares) at Dec. 31, 2018 | shares	123,132,842					123,132,842	123,132,842
Ending balance, Outstanding (in shares) at Dec. 31, 2018 | shares	123,128,842	4,000				123,128,842	123,128,842
Increase (Decrease) in Stockholders' Equity
Cumulative effect of changes in accounting standards related to revenue recognition | ASU 2014-09					5,928,069		¥ 5,928,069
Acquisition under common control	¥ 43		2,521,491				2,521,534
Acquisition under common control (in shares) | shares	61,981,412
Contribution from CreditEase			1,216,734				1,216,734
Disposal under common control			(54,706)				(54,706)
Purchase of non-controlling interest			1,767				1,767
Share-based awards provided to employees	¥ 1		43,940				43,941
Share-based awards provided to employees, issued (in shares) | shares	803,880
Share-based awards provided to employees, Outstanding (in shares) | shares	803,880
Share-based awards provided to employees of consolidated group of CreditEase			15,497		(15,497)
Share-based awards provided to employees of consolidated group of CreditEase, issued (in shares) | shares	414,310
Share-based awards provided to employees of consolidated group of CreditEase, Outstanding (in shares) | shares	414,310
Repurchase of ordinary shares		¥ (36,843)					(36,843)
Repurchase of ordinary shares (in shares) | shares	733,372	733,372
Foreign currency translation adjustment				1,626		$ 234	1,626
Unrealized (losses)/gains on available-for-sale investments				3,839		551	3,839
Net (loss)/income					1,155,611	165,993	1,155,611
Ending balance at Dec. 31, 2019	¥ 121	¥ (37,097)	¥ 5,038,691	¥ 21,855	¥ (533,480)	$ 644,960	¥ 4,490,090
Ending balance, issued (in shares) at Dec. 31, 2019 | shares	186,332,444					186,332,444	186,332,444
Ending balance, Outstanding (in shares) at Dec. 31, 2019 | shares	185,595,072	737,372				185,595,072	185,595,072

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.